Expense Example - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331